DERIVATIVE ASSET (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE ASSET [Abstract]
Summary of the changes in fair value of derivative asset measured on a recurring basis

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$—	$1,407
Loss on fair value of derivative asset included in earnings	—	(6,282)
Gain on extinguishment of derivative asset upon conversion	—	4,920
Foreign currency translation	—	(45)
Balance, end of year	$—	$—